                        SUPPLEMENT DATED JULY 1, 1999 TO

                        PROSPECTUS DATED MAY 3, 1999 FOR

                    GROUP FLEXIBLE FUND RETIREMENT CONTRACTS

                                    ISSUED BY

                        NATIONWIDE LIFE INSURANCE COMPANY

                                   THROUGH ITS

                         NATIONWIDE DC VARIABLE ACCOUNT

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

1. INFORMATION FOR THE FOLLOWING UNDERLYING MUTUAL FUNDS CONTAINED IN THE "UNDERLYING MUTUAL FUND ANNUAL EXPENSES" TABLE LOCATED ON PAGES 6 THROUGH 8 OF YOUR PROSPECTUS, IS AMENDED AS FOLLOWS:

                                      UNDERLYING MUTUAL FUND ANNUAL EXPENSES
            (AS A PERCENTAGE OF UNDERLYING MUTUAL FUND AVERAGE NET ASSETS, AFTER EXPENSE REIMBURSEMENT)

--------------------------------------------------------------------------------------------------------------------
                                                           Management       Other         12b-1      Total Mutual
                                                              Fees         Expenses       Fees      Fund Expenses
--------------------------------------------------------------------------------------------------------------------
Nationwide(R)Bond Fund - Class D                               0.50%         0.36%          0.00%       0.86%
--------------------------------------------------------------------------------------------------------------------
Nationwide(R)Fund - Class D                                    0.56%         0.21%          0.00%       0.77%
--------------------------------------------------------------------------------------------------------------------
Nationwide(R)Growth Fund - Class D                             0.58%         0.27%          0.00%       0.85%
--------------------------------------------------------------------------------------------------------------------
Nationwide(R)Money Market Fund                                 0.40%         0.29%          0.00%       0.69%
--------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Small Company Fund                             1.00%         0.25%          0.00%       1.25%
--------------------------------------------------------------------------------------------------------------------

2. INFORMATION FOR THE FOLLOWING UNDERLYING MUTUAL FUNDS CONTAINED IN THE "EXAMPLE" CHART LOCATED ON PAGES 9 THROUGH 11 OF YOUR PROSPECTUS, IS AMENDED AS FOLLOWS:

EXAMPLE

The following chart shows the amount of expenses (in dollars) that would be incurred under the contracts assuming a $1,000 investment, 5% annual return, and no change in expenses. These dollar figures are illustrative only and should not be considered a representation of past or future expenses. Actual expenses may be greater or lesser than those shown below.

The example reflects expenses of both the variable account and the underlying mutual funds. The example reflects CDSC at 5% of total purchase payments and the maximum Variable Account Annual Expense Fee (0.95% of average account value). Deductions for premium taxes are not reflected but may apply. The example also reflects the Participant Account Maintenance Charge, expressed as a percentage of average account value. Since the average contract value is greater than $1,000, the expense effect of the Participant Account Maintenance Charge is reduced accordingly.

The summary of contract expenses and example are to help contract owners understand expenses associated with the contracts.


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
                           If you surrender your contract    If you do not surrender your   If you annuitize your contract at
                              the end of the applicable       contract at the end of the        at the end of the applicable
                                     time period                applicable time period                 time period
-----------------------------------------------------------------------------------------------------------------------------
                              1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.  1 Yr.  3 Yrs 5 Yrs.  10 Yrs.  1 Yr. 3 Yrs.  5 Yrs.  10 Yrs.
-----------------------------------------------------------------------------------------------------------------------------
Nationwide(R)Bond Fund -         69     109    151     269      19    59     101     219      *     59     101      219
Class D
-----------------------------------------------------------------------------------------------------------------------------
Nationwide(R)Fund - Class D      68     106    146     259      18    56     96      209      *     56      96      209
-----------------------------------------------------------------------------------------------------------------------------
Nationwide(R)Growth Fund -       69     108    151     268      19    58     101     218      *     58     101      218
Class D
-----------------------------------------------------------------------------------------------------------------------------
Nationwide(R)Money Market Fund   67     103    142     250      17    53     92      200      *     53      92      200
-----------------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Small            73     121    172     311      23    71     122     261      *     71     122      261
Company Fund
-----------------------------------------------------------------------------------------------------------------------------


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